Securities	6 Months Ended
Apr. 30, 2019
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Securities

Note 2: Securities

Classification of Securities

The bank’s fair value through profit or loss (“FVTPL”) securities of $12,904 million ($11,611 million as at October 31, 2018) are comprised of $2,897 million mandatorily measured at fair value and $10,007 million designated at fair value ($2,828 million and $8,783 million, respectively, as at October 31, 2018).

Our fair value through other comprehensive income (“FVOCI”) securities totalling $68,668 million ($62,440 million as at October 31, 2018), are net of allowance for credit losses of $3 million ($2 million as at October 31, 2018).

Amortized cost securities totalling $7,881 million ($6,485 million as at October 31, 2018), are net of allowance for credit losses of $1 million ($1 million as at October 31, 2018).

Unrealized Gains and Losses on FVOCI Securities

The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)				April 30, 2019				October 31, 2018
	Cost/	Gross	Gross		Cost/	Gross	Gross
	Amortized cost	unrealized gains	unrealized losses	Fair value	Amortized cost	unrealized gains	unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	12,882	56	10	12,928	12,884	1	80	12,805
Canadian provincial and municipal governments	7,517	91	2	7,606	6,896	8	42	6,862
U.S. federal government	17,337	229	97	17,469	17,403	4	584	16,823
U.S. states, municipalities and agencies	4,038	41	10	4,069	3,694	16	55	3,655
Other governments	6,307	78	3	6,382	4,818	2	30	4,790
National Housing Act (NHA) mortgage-backed securities (MBS)	2,365	21	1	2,385	2,382	6	18	2,370
U.S. agency MBS and collateralized mortgage obligations (CMO)	12,994	29	212	12,811	11,811	2	496	11,317
Corporate debt	4,898	55	4	4,949	3,783	6	33	3,756
Corporate equity	69	-	-	69	62	-	-	62
Total	68,407	600	339	68,668	63,733	45	1,338	62,440

  Unrealized gains (losses) are disclosed before the impact of any accounting hedges.

Interest Income on Debt Securities

The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2019	April 30, 2018	April 30, 2019	April 30, 2018
FVOCI - Debt	407	246	799	472
Amortized cost	48	43	88	92
Total	455	289	887	564